OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
19. OTHER CURRENT LIABILITIES

(in thousands of $)	2011	2010
Deferred drydocking and operating cost revenue	11,423	16,915
Mark-to-market interest rate swaps valuation (see note 23)	26,534	15,077
Mark-to-market foreign exchange rate swaps valuation (see note 23)	27,732	26,784
Deferred credits from capital lease transactions (see note 22)	627	625
Other creditors	-	144
	66,316	59,545